SHARE-BASED COMPENSATION - General information (Details) $ in Thousands	12 Months Ended			31 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 non-executiveDirector executiveDirector
Share based compensation [Line Items]
Number of executive directors | executiveDirector				1
Number of non-executive directors | non-executiveDirector				7
Authorization period for share issuance	18 months
Share-based compensation	$ 9,251	$ 6,392	$ 9,056
Restricted stock units
Share based compensation [Line Items]
Share-based compensation	$ 3,345	$ 474	$ 0